NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Trade Receivables and Other Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Trade and other receivables	€ 245	€ 76	€ 76
Research Tax Credit	2,603		1,484
Other receivables (including tax and social receivables)	1,251		973
Net investment in a sublease	0		43
Deposits related to leased premises	(40)		121
Advance payments and deposits to suppliers	342		342
Prepaid expenses	1,331		805
Total other current assets	€ 5,488	€ 3,769	€ 3,769	€ 5,488